Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Components of lease expense
Operating lease cost	4,298	4,014	4,428
Short-term lease cost	60	62	52
Variable lease cost	255	185	99
Total lease expenses	4,613	4,261	4,579

	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,950	3,913	4,497

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	2,471	3,503	1,300

Schedule of Maturities of Lease Liabilities
$ thousands

2025	3,348
2026	3,045
2027	2,779
2028	2,638
2029	2,613
2030 and thereafter	3,924
Total undiscounted lease payments	18,347
Less: imputed interest	2,440

Present value of lease liability	15,907

Schedule of Leases Balances with Related Parties
Year ended December 31, 2024

Weighted-average remaining operating lease term	6.09
Weighted-average discount rate of operating leases*	4.93%

* The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.